FAIR VALUE MEASUREMENTS - Financial Instruments not Measured at Fair Value (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts payable and accrued liabilities	$ 270,468	$ 281,531	$ 140,376
Payable to customers — Cash			3,442
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	509,438	462,103	316,610
Assets posted as collateral - Cash	0	0	2,091
Accounts receivable	28,864	55,279	60,929
Loans receivable	0	0	0
Total Assets	538,302	517,382	379,630
Accounts payable and accrued liabilities	270,468	281,531	140,376
Notes payable	0	0	0
Collateral payable — Cash	0	0	0
Payable to customers — Cash	0	0	0
Loans payable	0	0	0
Total Liabilities	270,468	281,531	140,376
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0	0
Assets posted as collateral - Cash	0	0	0
Accounts receivable	0	0	0
Loans receivable	464,766	476,620	387,364
Total Assets	464,766	476,620	387,364
Accounts payable and accrued liabilities	0	0	0
Notes payable	724,856	836,402	342,161
Collateral payable — Cash	49,418	74,995	11,367
Payable to customers — Cash	19,288	19,520	3,442
Loans payable	345,249	510,718	93,069
Total Liabilities	1,138,811	1,441,635	450,039
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0	0
Assets posted as collateral - Cash	0	0	0
Accounts receivable	0	0	0
Loans receivable	0	0	0
Total Assets	0	0	0
Accounts payable and accrued liabilities	0	0	0
Notes payable	0	0	0
Collateral payable — Cash	0	0	0
Payable to customers — Cash	0	0	0
Loans payable	0	0	0
Total Liabilities	0	0	0
Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	509,438	462,103	316,610
Assets posted as collateral - Cash	0	0	2,091
Accounts receivable	28,864	55,279	60,929
Loans receivable	464,766	476,620	387,364
Total Assets	1,003,068	994,002	766,994
Accounts payable and accrued liabilities	270,468	281,531	140,376
Notes payable	763,798	845,186	408,053
Collateral payable — Cash	49,418	74,995	11,367
Payable to customers — Cash	19,288	19,520	3,442
Loans payable	345,249	510,718	93,069
Total Liabilities	1,448,221	1,731,950	656,307
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	509,438	462,103	316,610
Assets posted as collateral - Cash	0	0	2,091
Accounts receivable	28,864	55,279	60,929
Loans receivable	464,766	476,620	387,364
Total Assets	1,003,068	994,002	766,994
Accounts payable and accrued liabilities	270,468	281,531	140,376
Notes payable	724,856	836,402	342,161
Collateral payable — Cash	49,418	74,995	11,367
Payable to customers — Cash	19,288	19,520	3,442
Loans payable	345,249	510,718	93,069
Total Liabilities	$ 1,409,279	$ 1,723,166	$ 590,415